INTERIM FINANCIAL DATA Interim Financial Data (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gain	$ 27,323,000	$ 15,304,000	$ 12,277,000
Retained Earnings [Member] | ASU 2017-12 [Member] [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 32,000.0	$ 0	$ 0